Loans and Allowance for Credit Losses - Summary of Gross Carrying Amount of Loans Measured at Amortized Cost - Undrawn Loan Commitments Wholesale (Detail) - Wholesale [member] - Undrawn loan commitments [member] - CAD ($)
$ in Millions
	Jan. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 334,357	$ 332,021
Investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	223,335	222,837
Non investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	107,752	105,198
Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	3,270	3,986
Stage one exposure [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	325,054	322,996
Stage one exposure [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	223,333	222,819
Stage one exposure [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	98,452	96,191
Stage one exposure [member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	3,269	3,986
Stage two exposure [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	9,303	9,025
Stage two exposure [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	2	18
Stage two exposure [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	9,300	$ 9,007
Stage two exposure [member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 1